Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 26,921	$ 25,258	$ 28,188
Increases as a result of positions taken in prior period	1,389	769	382
Decreases as a result of positions taken in prior period		(5,025)	(7,913)
Increases as a result of positions taken in current period	6,268	5,919	4,601
Unrecognized tax exposure at end of year	$ 34,578	$ 26,921	$ 25,258